ADVANCES TO SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Advances to suppliers
Advances to suppliers	R$ 2,084,380	R$ 1,700,278
Current	103,181	108,146
Non current	1,981,199	1,592,132
Forestry development program and partnerships
Advances to suppliers
Advances to suppliers	1,981,199	1,592,132
Advance to suppliers - others
Advances to suppliers
Advances to suppliers	R$ 103,181	R$ 108,146